TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Tax Contingency [Line Items]
Movement in deferred tax liability		$ 1,544	$ 1,704
Provision for certain immaterial risks	$ 3,000	3,000		$ 2,600
Indonesia | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax asset	500	500		5,100
Movement in deferred tax liability	1,400	4,600
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	4,800	4,800		$ 3,200
Movement in deferred tax liability	$ 500	$ 1,500